Government Grants (Details) - Schedule of government grants - Grants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Government Grants (Details) - Schedule of government grants [Line Items]
At 1 January	$ 209,843
Received during the year	(2,993,340)	(2,336,517)
Amount recognized in the statement of profit or loss	4,318,726	2,546,360
At 31 December	1,535,229	209,843
Current assets	2,055,978	601,612
Non-current liabilities	(498,460)	(310,163)
Current liabilities	(22,289)	(81,606)
Total	$ 1,535,229	$ 209,843